Cover	12 Months Ended
Dec. 31, 2024
Document Information [Line Items]
Document Type	DEFR14A
Amendment Flag	true
Amendment Description	On April 2, 2025, an incorrect version of the definitive proxy statement of Simmons First National Corporation (the “Company”) was filed by the Company’s financial printer in error. Accordingly, the Company is filing this Amendment No. 1 to Schedule 14A to replace, in its entirety, the definitive proxy statement that initially was filed. This Amendment No. 1 includes, in its entirety, the Company’s Notice of Annual Meeting of Shareholders, Proxy Statement and form of proxy card being mailed to the Company’s shareholders in connection with the Company’s 2025 Annual Meeting of Shareholders.
Entity Information [Line Items]
Entity Registrant Name	SIMMONS FIRST NATIONAL CORPORATION
Entity Central Index Key	0000090498